DEPOSITS BY CUSTOMERS - Maturity of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEPOSITS BY CUSTOMERS
Carrying value	$ 59,492,839	$ 61,083,519
Fair value	60,721,677	62,284,840
Less than 1 year
DEPOSITS BY CUSTOMERS
Carrying value	42,595,157	43,134,613
Fair value	43,621,375	43,489,653
1 to 3 years
DEPOSITS BY CUSTOMERS
Carrying value	11,584,328	11,592,876
Fair value	11,729,237	11,971,664
3 to 5 years
DEPOSITS BY CUSTOMERS
Carrying value	2,719,748	5,194,234
Fair value	2,795,178	5,538,916
Greater than 5 years
DEPOSITS BY CUSTOMERS
Carrying value	2,593,606	1,161,796
Fair value	$ 2,575,887	$ 1,284,607